Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Beginning balance	¥ 54,976	¥ 49,624	¥ 44,493
Profit for the year	6,898	5,898	4,818
Share of an associate's reserves movement	2	(2)	(7)
Dilution and change in non-controlling interests and other reserves	74
Dividends approved in respect of the previous year	(982)	(785)	(393)
Ending balance	62,543	54,976	49,624
Share premium [member]
Disclosure of reserves within equity [line items]
Beginning balance	¥ 14,131	14,131	14,131
Addition (Note 47)	1,051
Ending balance	¥ 15,182	14,131	14,131
Fair value reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	209	55	44
Change in fair value of available-for-sale equity securities	47	148
Change in fair value of derivative financial instruments	19	6
Ending balance	275	209	55
Statutory and discretionary surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	1,957	1,552
Appropriations to reserves (Note (a))	492	405
Ending balance	2,449	1,957	1,552
Other reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	121	123
Share of an associate's reserves movement	1	(2)
Dilution and change in non-controlling interests and other reserves	113
Ending balance	235	121	123
Retained earnings [member]
Disclosure of reserves within equity [line items]
Beginning balance	17,220	13,366	10,269
Profit for the year	5,961	5,044	3,736
Appropriations to reserves (Note (a))	(492)	(405)	(246)
Dividends approved in respect of the previous year	(982)	(785)	(393)
Ending balance	21,707	17,220	¥ 13,366
Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	33,638
Ending balance	¥ 39,848	¥ 33,638